Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
North Star Micro Cap Fund | North Star Micro Cap Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		(0.95%)	15.32%	22.31%	(24.84%)	14.18%	37.19%	18.94%	(13.44%)	4.83%	26.11%
North Star Dividend Fund | North Star Dividend Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		(1.30%)	6.99%	8.05%	(6.38%)	16.18%	6.51%	16.11%	(12.33%)	8.28%	23.62%
North Star Opportunity Fund | North Star Opportunity Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	12.60%	10.85%	13.63%	(23.11%)	20.85%	17.58%	26.60%	(10.17%)	12.30%	14.73%
North Star Bond Fund | North Star Bond Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		4.08%	5.16%	6.06%	(7.23%)	2.84%	0.71%	9.36%	(3.50%)	3.03%	7.49%
North Star Small Cap Value Fund | North Star Small Cap Value Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	[2]	13.89%	11.82%	11.28%	(10.18%)	36.99%	(0.11%)	20.69%	(19.05%)	10.58%	30.99%

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges.
[2]	The returns shown in the bar chart are for Investor Class shares. The performance of Institutional Class shares will differ due to differences in expenses.